INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent  and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services – All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for all the Portfolios and Master Funds.  BNY Mellon also serves as the accounting and administration services agent for the U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio and Emerging Markets Core Equity Portfolio.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, the non-Feeder Portfolios, the Feeder Portfolio’s Master Funds and the Underlying Funds pay BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes three registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a non-Feeder Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly fee.  The International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, Selectively Hedged Global Equity Portfolio and Emerging Markets Portfolio are each subject to a monthly fee of $1,000.  The U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and DFA Real Estate Securities Portfolio are each subject to a monthly fee of $1,666.  The Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio and Emerging Markets Core Equity Portfolio are each subject to a monthly base fee of $2,083.  The Master Funds in which the Feeder Portfolios invest and the Underlying Funds in which the DFA Global Real Estate Securities Portfolio and International Small Company Portfolio invest are also subject to certain monthly base fees.  Each domestic equity Master Fund or Underlying Fund is subject to a monthly base fee of $1,666 and each international equity Master Fund or Underlying Fund is subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the U.S. Large Cap Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. Targeted Value Portfolio, U.S. Vector Equity Portfolio, DFA

International Value Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Value Portfolio and Emerging Markets Small Cap Portfolio.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the non-Feeder Portfolios, the Feeder Portfolio’s Master Funds and the Underlying Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a non-Feeder Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Feeder Portfolio is also subject to an annual fee.  The U.S. Large Cap Value Portfolio, DFA International Value Portfolio, Emerging Markets Value Portfolio and Emerging Markets Small Cap Portfolio are each subject to an annual fee of $20,000.  The World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World ex U.S. Core Equity Portfolio are each subject to an annual fee of $36,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, serves as the custodian for the following Portfolios and Master Funds:  Enhanced U.S. Large Company Portfolio (co-custodian with The Bank of New York Mellon), Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, DFA International Small Cap Value Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, The Emerging Markets Series, The Emerging Markets Small Cap Series, Dimensional Emerging Markets Value Fund and Emerging Markets Core Equity Portfolio.

The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, serves as the custodian for the following Portfolios and Master Funds:  U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, Selectively Hedged Global Equity Portfolio and Emerging Markets Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the following Portfolios and Master Funds:  the U.S. Large Cap Value Portfolio, The U.S. Large Cap Value Series, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. Targeted Value Portfolio, U.S. Vector Equity Portfolio, DFA International Value Portfolio, Emerging Markets Value Portfolio and Emerging Markets Small Cap Portfolio.

The date of this Supplement is March 4, 2013

INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent  and custodian for certain series of DFA Investment Dimensions Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE PORTFOLIOS” section of the SAI, the subsections entitled “Administrative Services – All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios.  BNY Mellon also serves as the accounting and administration services agent for DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Intermediate-Term Municipal Bond Portfolio and DFA California Intermediate-Term Municipal Bond Portfolio.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, the Portfolios pay BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes three registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly fee.  The DFA One-Year Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Intermediate-Term Municipal Bond Portfolio and DFA California Intermediate-Term Municipal Bond Portfolio are each subject to a monthly fee of $1,666.  The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio are each subject to a monthly base fee of $2,083.  The DFA Investment Grade Portfolio is subject to a monthly base fee of $1,000.

The Portfolios also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio.  The services provided by State Street are subject to supervision by the executive officers and the Board of Director of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Portfolios pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

 Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio.

The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, serves as the custodian for DFA One-Year Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Intermediate-Term Municipal Bond Portfolio and DFA California Intermediate-Term Municipal Bond Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio.

The date of this Supplement is March 4, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio	Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio T.A. World ex U.S. Core Equity Portfolio	Tax-Managed DFA International Value Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent  and custodian for certain series of DFA Investment Dimensions Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services – All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for all of the Portfolios and the Master Fund.  BNY Mellon also serves as the accounting and administration services agent for Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed DFA International Value Portfolio.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, the Portfolios pay BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes three registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly fee.  The Tax-Managed U.S. Equity Portfolio and the Tax-Managed U.S. Targeted Value Portfolio are each subject to a monthly fee of $1,666.  The Tax-Managed DFA International Value Portfolio is subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for Tax-Managed U.S. Marketwide Value Series, Tax-Managed U.S. Marketwide Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. World ex U.S. Core Equity Portfolio.  The services provided by State Street are subject to supervision by the executive officers and the Board of Director of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the non- Feeder Portfolios and the Master Fund pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a non-Feeder Portfolio or Master Fund under the fee schedule are allocated to each such non-Feeder Portfolio of Master Fund based on the non-Feeder Portfolio’s or Master Fund’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.  The Feeder Portfolio is also subject to an annual fee of $20,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio.

The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, serves as the custodian for Tax-Managed U.S. Equity Portfolio and Tax-Managed U.S. Targeted Value Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for Tax-Managed U.S. Marketwide Value Series, Tax-Managed U.S. Marketwide Value Portfolio, T.A. U.S. Core Equity 2 Portfolio and Tax-Managed U.S. Small Cap Portfolio.

The date of this Supplement is March 4, 2013

CLASS R10 SHARES
CLASS R25 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent  and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services – All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for all the Portfolios and Master Funds.  BNY Mellon also serves as the accounting and administration services agent for U.S. Core Equity 1 Portfolio, U.S. Sustainability Core 1 Portfolio, Global Equity Portfolio, Global Allocation 60/40 Portfolio, Global Allocation 25/75 Portfolio, International Core Equity Portfolio, International Sustainability Core 1 Portfolio Emerging Markets Core Equity and Inflation Protected Securities Portfolio.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, the non-Feeder Portfolios, the Feeder Portfolio’s Master Funds and the Underlying Funds pay BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes three registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a non-Feeder Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly fee.  The Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio are each subject to a monthly fee of $1,000.  The U.S. Core Equity 1 Portfolio, U.S. Sustainability Core 1 Portfolio and Inflation Protected Securities Portfolio are each subject to a monthly fee of $1,666.  International Core Equity Portfolio, International Sustainability Core 1 Portfolio and Emerging Markets Core Equity are each subject to a monthly base fee of $2,083.  The Underlying Funds in which the Global Portfolios invest are also subject to certain monthly base fees.  Each domestic equity Underlying Fund is subject to a monthly base fee of $1,666 and each international equity Underlying Fund is subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for The U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, DFA International Value Portfolio, DFA International Small Cap Value Portfolio and Emerging Markets Value Portfolio.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the non-Feeder Portfolios and the Feeder Portfolio’s Master Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a non-Feeder Portfolio or a Master Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Feeder Portfolio is also subject to an annual fee.  The U.S. Large Cap Value Portfolio, DFA International Value Portfolio and Emerging Markets Value Portfolio are each subject to an annual fee of $20,000.  The Class R10 shares and Class R25 shares of the Portfolios each pay a shareholder servicing administrative fee of $250 per month ($3,000 per year) to State Street for administrative and accounting services in connection with the assessment of shareholder services fees by the Class R10 shares and Class R25 shares.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, serves as the custodian for the following Portfolios and Master Funds:  The DFA International Value Series, DFA International Small Cap Value Portfolio, International Sustainability Core 1 Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio and Dimensional Emerging Markets Value Fund.

The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, serves as the custodian for the following Portfolios:  U.S. Core Equity 1 Portfolio, U.S. Sustainability Core 1 Portfolio, Global Equity Portfolio, Global Allocation 60/40 Portfolio, Global Allocation 25/75 Portfolio and Inflation Protected Securities Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the following Portfolios and Master Funds:  The U.S. Large Cap Value Portfolio, The U.S. Large Cap Value Series, U.S. Targeted Value Portfolio, DFA International Value Portfolio and Emerging Markets Value Portfolio.

The date of this Supplement is March 4, 2013

CLASS R1 SHARES
CLASS R2 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent  and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services – All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for all the Portfolios and Master Funds.  BNY Mellon also serves as the accounting and administration services agent for Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, the non-Feeder Portfolios, the Feeder Portfolio’s Master Funds and the Underlying Funds pay BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes three registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a non-Feeder Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly fee.  The Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio are each subject to a monthly fee of $1,000.  The Class R1 shares and Class R2 shares of the Portfolios each pay a shareholder servicing administrative fee of $83.33 per month ($1,000 per year) to BNY Mellon for administrative and accounting services in connection with the assessment of shareholder services fees by the Class R1 shares and Class R2 shares.

The Portfolios also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for U.S. Targeted Value Portfolio, DFA International Value Portfolio and Emerging Markets Value Portfolio.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the non-Feeder Portfolios and the Feeder Portfolio’s Master Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a non-Feeder Portfolio or a Master Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Feeder Portfolio is also subject to an annual fee.  The DFA International Value Portfolio and Emerging Markets Value Portfolio are each subject to an annual fee of $20,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, serves as the custodian for the following Portfolios and Master Funds:  The DFA International Value Series and Dimensional Emerging Markets Value Fund.

The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, serves as the custodian for the following Portfolios:  Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the following Portfolios and Master Funds:  U.S. Targeted Value Portfolio, DFA International Value Portfolio and Emerging Markets Value Portfolio.

The date of this Supplement is March 4, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

LWAS/DFA U.S. High Book to Market Portfolio	LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA International High Book to Market Portfolio	LWAS/DFA Two-Year Government Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE FUNDS” section of the SAI, the subsections entitled “Administrative Services – All Portfolios” and “Custodians” are replaced in their entirety as follows:

Administrative Services—All Portfolios

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios and the Master Funds.  BNY Mellon also serves as the accounting and administration services agent for the Fixed Income Portfolios.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, the Fixed Income Portfolios pay BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes three registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a Fixed Income Portfolio under the fee schedule are allocated to each such Fixed Income Portfolio based on the Fixed Income Portfolio’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.  Each Fixed Income Portfolio is also subject to a monthly base fee of $1,666.

The Portfolios and Master Funds also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Feeder Portfolios and the Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Master Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Master Fund under the fee schedule are allocated to each such Master Fund based on the pro rata portion of the Master Fund’s applicable aggregate average net assets of the Fund Complex.  The Feeder Portfolios are each also subject to an annual fee of $20,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for DFA International Value Series.

The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, serves as the custodian for the Fixed Income Portfolios.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the U.S. Large Cap Value Series and the Feeder Portfolios.

The date of this Supplement is March 4, 2013

INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

U.S. Large Cap Growth Portfolio	International Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio	International Small Cap Growth Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodian” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios.  BNY Mellon also serves as the accounting and administration services agent for the International Portfolios.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, the International Portfolios each pay BNY Mellon an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes three registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the International Portfolios under the fee schedule are allocated to each such International Portfolio based on the International Portfolio’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.  The International Portfolios are each also subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Domestic Portfolios.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Domestic Portfolios each pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Domestic Portfolios under the fee schedule are allocated to each such Domestic Portfolio based on the pro-rata portion of the Domestic Portfolio’s applicable aggregate average net assets of the Fund Complex.

Custodian

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for the International Portfolios.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Domestic Portfolios.

The date of this Supplement is March 4, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

VA U.S. Large Value Portfolio	VA International Small Portfolio
VA U.S. Targeted Value Portfolio	VA Short-Term Fixed Portfolio
VA International Value Portfolio	VA Global Bond Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodians” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for each Portfolio.  BNY Mellon also serves as the accounting and administration services agent for the VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, the VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio each pay BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes three registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio’s based on the Portfolio’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly base fee.  VA U.S. Large Value Portfolio and VA Short-Term Fixed Portfolio are each subject to a monthly base fee of $1,666.  The International Equity Portfolios and VA Global Bond Portfolio are each subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for VA U.S. Targeted Value Portfolio.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Portfolio pays State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Portfolio under the fee schedule are allocated to the Portfolio based on the pro-rata portion of the Portfolio’s applicable aggregate average net assets of the Fund Complex.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for International Equity Portfolios and VA Global Bond Portfolio.

The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, serves as the custodian for the VA U.S. Large Value Portfolio and VA Short-Term Fixed Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the VA U.S. Targeted Value Portfolio.

The date of this Supplement is March 4, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE PORTFOLIOS” section of the SAI, the subsections entitled “Administrative Services” and “Custodians” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for each Portfolio.  BNY Mellon also serves as the accounting and administration services agent for CSTG&E International Social Core Equity Portfolio.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, CSTG&E International Social Core Equity Portfolio pays BNY Mellon an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes three registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Portfolio under the fee schedule are allocated to such Portfolio based on the Portfolio’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.  CSTG&E International Social Core Equity Portfolio is also subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for CSTG&E U.S. Social Core Equity 2 Portfolio.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Portfolio pays State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Portfolio under the fee schedule are allocated to the Portfolio based on the pro-rata portion of the Portfolio’s applicable aggregate average net assets of the Fund Complex.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for CSTG&E International Social Core Equity Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for CSTG&E U.S. Social Core Equity 2 Portfolio.

The date of this Supplement is March 4, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

U.S. Social Core Equity 2 Portfolio	DFA International Value Ex Tobacco Portfolio
U.S. Sustainability Core 1 Portfolio	International Social Core Equity Portfolio
International Sustainability Core 1 Portfolio	Emerging Markets Social Core Equity Portfolio

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of DFA Investment Dimensions Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE PORTFOLIOS” section of the SAI, the subsections entitled “Administrative Services” and “Custodian” are replaced in their entirety as follows:

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for each Portfolio.  BNY Mellon also serves as the accounting and administration services agent for U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value Ex Tobacco Portfolio and International Social Core Equity Portfolio.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value Ex Tobacco Portfolio and International Social Core Equity Portfolio each pay BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes three registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolios based on the Portfolio’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Each Portfolio is also subject to a monthly base fee.  U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio are each subject to a monthly base fee of $1,666.  International Sustainability Core 1 Portfolio, DFA International Value Ex Tobacco Portfolio and International Social Core Equity Portfolio are each subject to a monthly base fee of $2,083.

The Portfolios also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for Emerging Markets Social Core Equity Portfolio.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Portfolio pays State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Portfolio under the fee schedule are allocated to the Portfolio based on the pro-rata portion of the Portfolio’s applicable aggregate average net assets of the Fund Complex.

Custodian

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for International Sustainability Core 1 Portfolio, DFA International Value Ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio.

The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, serves as the custodian for U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio.

The date of this Supplement is March 4, 2013

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DFA International Value Portfolio IV
Emerging Markets Portfolio II

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of Dimensional Investment Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodian” are replaced in their entirety as follows:

Administrative Services

 The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio.  Pursuant to the administration agreement, the Advisor will perform various services, including:  supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel.  For the administrative services provided to the DFA International Value Portfolio IV, the Advisor receives a monthly fee equal to one-twelfth of 0.20% of the Portfolio’s first $40 million of average net assets and no fee for assets exceeding $40 million.  Pursuant to the administration agreement relating to the Emerging Markets Portfolio II, the Advisor receives a monthly fee equal to one-twelfth of 0.15% of the Portfolio’s average net assets.  For the fiscal years ended October 31, 2012, October 31, 2011 and October 31, 2010, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	FISCAL YEAR ENDED 2012	FISCAL YEAR ENDED 2011	FISCAL YEAR ENDED 2010
International Value Portfolio IV	$80,000	$80,000	$80,000
Emerging Markets Portfolio II	$182,000	$224,000	$220,000

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for the Portfolios and Master Funds.  BNY Mellon also serves as the accounting and administration services agent for Emerging Markets Series and Emerging Markets Portfolio II.  The services provided by BNY Mellon are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by BNY Mellon, the Master Fund pays BNY Mellon an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes three registered investment companies and a group trust.  The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;
.0085% of the Fund Complex’s next $25 billion of average net assets; and
.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Master Fund under the fee schedule are allocated to such Master Fund based on the Master Fund’s pro-rata portion of the applicable aggregate average net assets of the Fund Complex.  The Master Fund is also subject to a monthly base fee of $2,083.

The Portfolios and Master Funds also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the DFA International Value Series and DFA International Value Portfolio IV.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Master Fund pays State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Master Fund under the fee schedule are allocated to the Master Fund based on the pro-rata portion of the Master Fund’s applicable aggregate average net assets of the Fund Complex.  The Feeder Portfolio is also subject to an annual fee of $20,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the custodian for the Master Funds.

The Bank of New York Mellon, 1 Wall Street, New York, New York 10286, serves as the custodian for Emerging Markets Portfolio II.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for DFA International Value Portfolio IV.

The date of this Supplement is March 4, 2013

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

DFA International Value Portfolio III	Tax-Managed U.S. Marketwide Value Portfolio II
U.S. Large Cap Value Portfolio III

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of Dimensional Investment Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodians” are replaced in their entirety as follows:

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio.  Pursuant to the administration agreement, the Advisor will perform various services, including:  supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request.  The Advisor also provides the Fund with office space and personnel.  For its administrative services, the Portfolios each pay the Advisor a monthly fee equal to one-twelfth of 0.01% of their respective average net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee.  For the fiscal years ended October 31, 2012, October 31, 2011 and October 31, 2010, the Advisor was paid administrative fees of $119,000, $121,000, and $106,000, respectively, by the DFA International Value Portfolio III, and $195,000, $187,000, and $162,000, respectively, by the U.S. Large Cap Value Portfolio III.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for each Portfolio.  The Portfolios pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolios and the Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Master Funds pays State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Master Funds under the fee schedule are allocated to the Master Funds based on the pro-rata portion of the Master Funds’ applicable aggregate average net assets of the Fund Complex.  The Portfolios are each subject to an annual fee of $20,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, serves as the custodian for the DFA International Value Series.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the U.S. Large Cap Value Series, the Tax Managed U.S. Marketwide Value Series and the Portfolios.

The date of this Supplement is March 4, 2013

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013

U.S. Large Cap Value Portfolio II
DFA International Value Portfolio II

The purpose of this Supplement to the Statement of Additional Information (the “SAI”) is to reflect certain changes to the accounting and administration services agent and custodian for certain series of Dimensional Investment Group Inc.  The Statement of Additional information is revised as follows:

In the “SERVICES TO THE FUND” section of the SAI, the subsections entitled “Administrative Services” and “Custodian” are replaced in their entirety as follows:

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio.  Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request.  The Advisor also provides the Fund with office space and personnel.  The annual fee paid monthly by each Portfolio to the Advisor for administrative services is 0.01% of the Portfolio’s average daily net assets.  For the fiscal years ended October 31, 2012, October 31, 2011 and October 31, 2010, the Advisor was paid administrative fees of $11,000, $12,000, and $11,000, respectively, by the U.S. Portfolio, and $10,000, $13,000, and $14,000, respectively, by the International Portfolio.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the dividend disbursing and transfer agent for each Portfolio.  The Portfolios also pay fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services agent for the Portfolios and the Master Funds.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and liaison with its custodians.  For the administrative and accounting services provided by State Street, the Master Funds pays State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Master Funds under the fee schedule are allocated to the Master Funds based on the pro-rata portion of the Master Funds’ applicable aggregate average net assets of the Fund Complex.  The Portfolios are each subject to an annual fee of $20,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, serves as the custodian for the International Series.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the U.S. Series and the Portfolios.

The date of this Supplement is March 4, 2013